Net Income (Loss) Per Share - Summary of Basic and Diluted Net Income (Loss) Per Share Attributable to Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net income (loss)	$ 178	$ 14,423	$ (10,521)	$ (89,688)	$ (21,391)	$ 4,664	$ 4,080	$ (106,415)	$ (125,187)	$ 119,040	$ (259,995)
Income attributable to convertible preferred stock	0			0			(499)	0	0	(39,500)	0
Income attributable to options exercises by promissory notes	(1)			0			(49)	0	0	(1,088)	0
Income attributable to unvested early exercised options	0			0			(13)	0	0	(39)	0
Income attributable to unvested RSA's	0			0			(7)	0	0	(2,037)	0
Net income (loss) attributable to common stock	$ 177			$ (89,688)			$ 3,512	$ (106,415)	$ (125,187)	$ 76,376	$ (259,995)
Denominator:
Weighted-average shares used in computing net income (loss) per share: Basic	368,427,532			214,638,272			309,353,304	212,998,263	214,936,545	210,937,147	189,533,630
Net income (loss) per share attributable to common stock: Basic	$ 0.00			$ (0.42)			$ 0.01	$ (0.50)	$ (0.58)	$ 0.36	$ (1.37)
Numerator:
Net income (loss)	$ 178	$ 14,423	$ (10,521)	$ (89,688)	$ (21,391)	$ 4,664	$ 4,080	$ (106,415)	$ (125,187)	$ 119,040	$ (259,995)
Income attributable to convertible preferred stock	0			0			(475)	0	0	(39,329)	0
Income attributable to options exercises by promissory notes	(1)			0			(47)	0	0	(1,083)	0
Income attributable to unvested early exercised options	0			0			(12)	0	0	(39)	0
Income attributable to unvested RSA's	0			0			(7)	0	0	(2,028)	0
Net income (loss) attributable to common stock	$ 177			$ (89,688)			$ 3,539	$ (106,415)	$ (125,187)	$ 76,561	$ (259,995)
Denominator:
Weighted-average shares used in computing net income (loss) per share: Basic	368,427,532			214,638,272			309,353,304	212,998,263	214,936,545	210,937,147	189,533,630
Weighted-average dilutive stock options	15,897,253			0			18,073,488		0	1,428,282	0
Weighted-average shares used in computing net income (loss) per share: Diluted	384,324,785			214,638,272			327,426,792	212,998,263	214,936,545	212,365,429	189,533,630
Net income (loss) per share attributable to common stock: Diluted	$ 0.00			$ (0.42)			$ 0.01	$ (0.50)	$ (0.58)	$ 0.36	$ (1.37)